CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 2,811,056	$ 6,029,859
Restricted cash (including restricted cash of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of nil and $14,773 as of December 31, 2022 and 2023, respectively)	1,410,365	1,549,574
Accounts receivable, net of allowance for credit losses of $12,818 and $9,351, as of December 31, 2022 and 2023, respectively	262,716	268,814
Prepaid expenses and other assets (including prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of nil and $7 as of December 31, 2022 and 2023, respectively)	1,861,842	1,798,651
Loans receivable, net of allowance for credit losses of $236,797 and $319,463, as of December 31, 2022 and 2023, respectively (including loans receivable, net of allowance for credit losses of the Consolidated VIEs that can only be used to settle the obligations of those Consolidated VIEs of nil and $153,820 as of December 31, 2022 and 2023, respectively)	2,464,662	2,053,767
Inventories, net	125,395	109,668
Short-term investments	2,547,644	864,258
Total current assets	11,773,934	12,688,012
Non-current assets
Property and equipment, net	1,207,698	1,387,895
Operating lease right-of-use assets, net	1,015,982	957,840
Intangible assets, net	50,821	65,019
Long-term investments	4,262,562	1,253,593
Prepaid expenses and other assets	87,705	135,616
Loans receivable, net of allowance for credit losses of $2,022 and $2,105, as of December 31, 2022 and 2023, respectively	20,551	21,663
Restricted cash	22,236	17,724
Deferred tax assets	328,961	245,226
Goodwill	112,782	230,208
Total non-current assets	7,109,298	4,314,784
Total assets	18,883,232	17,002,796
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $18,699 and $7,612 as of December 31, 2022 and 2023, respectively)	342,547	258,648
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $148,631 and $131,409 as of December 31, 2022 and 2023, respectively)	1,834,807	1,396,613
Deposits payable	1,706,299	1,316,395
Escrow payables and advances from customers (including escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $19,143 and $17,747 as of December 31, 2022 and 2023, respectively)	2,199,464	1,862,325
Borrowings	146,661	88,410
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $5,250 and $6,416 as of December 31, 2022 and 2023, respectively)	290,788	269,968
Convertible notes	151,764	31,237
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $192,243 and $169,059 as of December 31, 2022 and 2023, respectively)	1,208,892	1,535,083
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $664 and $1,748 as of December 31, 2022 and 2023, respectively)	223,638	176,598
Total current liabilities	8,168,941	6,935,692
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $4,338 and $3,141 as of December 31, 2022 and 2023, respectively)	79,257	87,072
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and $119,323 as of December 31, 2022 and 2023, respectively)	119,323	0
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $7,666 and $18,344 as of December 31, 2022 and 2023, respectively)	789,514	756,818
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $23,886 and $16,658 as of December 31, 2022 and 2023, respectively)	72,587	63,566
Convertible notes	2,949,785	3,338,750
Deferred tax liabilities	133	9,967
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $107 and $107 as of December 31, 2022 and 2023, respectively)	6,107	107
Total non-current liabilities	4,016,706	4,256,280
Total liabilities	12,185,647	11,191,972
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	15,283,870	14,559,690
Accumulated other comprehensive loss	(108,000)	(111,215)
Statutory reserves	16,981	12,490
Accumulated deficit	(8,599,306)	(8,745,541)
Total Sea Limited shareholders' equity	6,593,830	5,715,705
Non-controlling interests	103,755	95,119
Total shareholders' equity	6,697,585	5,810,824
Total liabilities and shareholders' equity	18,883,232	17,002,796
Related Party [Member]
Current assets
Amounts due from related parties	290,254	13,421
Current liabilities
Amounts due to related parties	64,081	415
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	262	258
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 23	$ 23